Liquidity and Capital Resources (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 05, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents				$ 44,976,127
Restricted cash				149,885,332
Working capital deficit				194,767,844
Net loss	$ (24,618,000)	$ 65,047,000	$ 172,806,000	28,975,504
Convertible notes payable				$ 2,278,940	$ 235,000,000
Convertible notes percentage					97.00%